United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: Quarter ended 07/31/13

Item 1. Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.5%
		Consumer Discretionary—12.0%
2,200,000	[1]	D.R. Horton, Inc.	$44,220,000
492,900	[2]	Five Below, Inc.	19,154,094
422,100	[2]	LKQ Corp.	11,004,147
977,500		Las Vegas Sands Corp.	54,319,675
962,800	[2]	Melco PBL Entertainment (Macau) Ltd., ADR	23,954,464
28,380,612		NagaCorp Limited	22,139,190
700,000		National CineMedia, Inc.	12,677,000
200,000	[2]	Penn National Gaming, Inc.	9,998,000
10,100,000		Prada Holding SpA	94,285,419
29,000	[2]	Priceline.com, Inc.	25,394,430
122,700	[2]	Restoration Hardware, Inc.	8,198,814
320,315	[2]	RetailMeNot, Inc.	9,112,962
55,600,000		Samsonite International SA	152,341,534
461,000	[2]	Shutterfly, Inc.	24,704,990
935,700		Starbucks Corp.	66,659,268
400,000		Toyota Motor Corp.	24,389,746
475,000		Whirlpool Corp.	63,621,500
1,719,100	[2,3]	Yoox SpA	45,122,596
		TOTAL	711,297,829
		Consumer Staples—0.8%
677,400		ConAgra Foods, Inc.	24,528,654
850,000	[1,2]	Fairway Group Holdings Corp.	21,309,500
		TOTAL	45,838,154
		Energy—4.1%
5,300,000	[2]	Cobalt International Energy	152,905,000
1,490,000		Halliburton Co.	67,333,100
500,000		HollyFrontier Corp.	22,775,000
		TOTAL	243,013,100
		Financials—12.4%
4,350,000	[2]	American International Group, Inc.	197,968,500
245,000		BlackRock, Inc.	69,080,200
15,474,440	[3]	CETIP SA-Mercados Organizado	156,212,923
2,851,260		EverBank Financial Corp.	44,251,555
1	[2,4,5]	FA Private Equity Fund IV LP	637,147
1	[2,4,5]	Infrastructure Fund	0
2,000,000		J.P. Morgan Chase & Co.	111,460,000
150,000		Jones Lang LaSalle, Inc.	13,654,500
1,135,000		Multiplan Empreendimentos Imobiliarios SA	25,154,229
1	[4,5]	Peachtree Leadscope LLC, Class A and B	0
6,584,689		TF Administradora Industrial	13,676,914
1,770,000		Wells Fargo & Co.	76,995,000
1,000,000		Weyerhaeuser Co.	28,400,000
		TOTAL	737,490,968
		Health Care—26.9%
3,750,000	[2]	Alkermes, Inc.	125,925,000
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
50,000		Allergan, Inc.	$4,556,000
1,882,300	[1,2]	Amarin Corporation PLC, ADR	10,277,358
1	[4,5]	Apollo Investment Fund V	1,332,020
2,000,000	[1,2]	Arena Pharmaceuticals, Inc.	13,900,000
2,065,000	[2]	Ariad Pharmaceuticals, Inc.	38,367,700
320,000	[2]	Biogen Idec, Inc.	69,801,600
9,430,000	[2,3]	Corcept Therapeutics, Inc.	19,897,300
1,850,000	[2]	Cubist Pharmaceuticals, Inc.	115,310,500
1	[4,5]	Denovo Ventures I LP	507,529
7,537,500	[2,3]	Dexcom, Inc.	164,166,750
126,065	[2,3]	Dexcom, Inc.	2,745,696
19,425,739	[2,3]	Dyax Corp.	78,285,728
3,600,000	[1,2,3]	ExamWorks Group, Inc.	87,408,000
2,500,000	[2]	Express Scripts Holding Co.	163,875,000
637,932	[1,2]	Galapagos NV	13,790,931
2,225,000	[2]	Gilead Sciences, Inc.	136,726,250
370,000	[2]	Heartware International, Inc.	34,195,400
850,773	[1,2]	Insulet Corp.	27,131,151
1	[4,5]	Latin Healthcare Fund	308,335
200,000	[2]	Momenta Pharmaceuticals, Inc.	3,452,000
5,030,000	[2,3]	Nektar Therapeutics	56,386,300
708,171	[2]	NuVasive, Inc.	16,160,462
1	[4,5]	Peachtree Velquest	337,700
8,445,000	[2,3]	Progenics Pharmaceuticals, Inc.	50,585,550
7,420,000	[1,2,3]	Protalix Biotherapeutics, Inc.	39,697,000
332,200	[2]	Puma Biotechnology, Inc.	16,978,742
2,000,000	[2,3]	Repligen Corp.	20,340,000
1,830,000	[2]	Salix Pharmaceuticals Ltd.	135,237,000
965,000	[1,2]	Seattle Genetics, Inc.	39,101,800
959,018	[2,3,5]	Soteira, Inc.	0
295,421	[1,2]	Theravance, Inc.	11,391,434
550,000	[1]	Thermo Fisher Scientific, Inc.	50,110,500
1,767,000	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	9,577,140
5,267,435	[1,2,3]	Vical, Inc.	20,332,299
16,500,000	[1,2,3,5]	Zogenix, Inc.	21,917,940
		TOTAL	1,600,114,115
		Industrials—17.7%
1,498,250		Air Lease Corp.	41,771,210
300,000		Boeing Co.	31,530,000
990,000		Chicago Bridge & Iron Co., N.V.	58,984,200
575,000	[2]	Colfax Corp.	30,515,250
883,100		Danaher Corp.	59,467,954
2,000,000		Expeditors International Washington, Inc.	80,640,000
1,065,000		Flowserve Corp.	60,364,200
1,050,000		Fortune Brands Home & Security, Inc.	43,375,500
1,964,500	[1,2]	Hertz Global Holdings, Inc.	50,310,845
372,600	[2]	IHS, Inc., Class A	40,904,028
560,000		Kansas City Southern Industries, Inc.	60,340,000
2,825,000	[2]	MRC Global, Inc.	75,766,500
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
425,000		MSC Industrial Direct Co.	$34,403,750
205,000		Precision Castparts Corp.	45,452,600
2,850,000	[2,3]	RPX Corp.	49,704,000
50,000		Roper Industries, Inc.	6,298,000
455,000		Ryder System, Inc.	28,137,200
261,600		Safran SA	15,361,581
2,007,200	[2]	Spirit Airlines, Inc.	66,337,960
242,300	[2]	Teledyne Technologies, Inc.	19,425,191
1,300,000	[2]	Verisk Analytics, Inc.	83,668,000
1,178,000		Wabtec Corp.	68,394,680
		TOTAL	1,051,152,649
		Information Technology—13.8%
2,300,000	[1]	Amadeus IT Holding SA	79,004,153
750,000		Avago Technologies Ltd.	27,510,000
410,000	[2]	Check Point Software Technologies Ltd.	23,087,100
150,000	[1,2]	Cornerstone OnDemand, Inc.	6,606,000
399,400	[2]	CoStar Group, Inc.	62,526,070
1,025,000	[2]	eBay, Inc.	52,982,250
1,059,322	[4,5]	Expand Networks Ltd.	0
702,953	[2]	Fleetmatics Group PLC	26,473,210
470,782	[1,2]	IPG Photonics Corp.	28,670,624
33,300	[2]	LinkedIn Corp.	6,786,207
2,300,000	[2]	Microsemi Corp.	56,718,000
2,140,523	[2]	Moneygram International, Inc.	46,470,754
1,260,000	[2]	NCR Corp.	45,360,000
1,565,000	[2]	NIC, Inc.	28,827,300
2,050,000	[2]	NXP Semiconductors NV	66,932,500
58,200	[2]	NetSuite, Inc.	5,464,398
1	[4,5]	Peachtree Open Networks	0
947,200		Qualcomm, Inc.	61,141,760
1,423,600	[2,3]	RADWARE Ltd.	19,503,320
440,000	[2]	Salesforce.com, Inc.	19,250,000
3,751	[4,5]	Sensable Technologies, Inc.	0
740,000	[1,2]	ServiceNow, Inc.	32,249,200
683,654	[2]	Tyler Technologies, Inc.	51,014,262
2,145,000	[2]	Vantiv, Inc.	55,963,050
100,000	[2]	Workday, Inc.	6,829,000
119,800	[1,2]	Zillow, Inc.	8,850,824
		TOTAL	818,219,982
		Materials—5.8%
4,770,000	[2]	Cemex Latam Hldgs SA	38,517,483
475,000		Eagle Materials, Inc.	32,053,000
1,447,800		LyondellBasell Industries NV	99,478,338
341,500		Sherwin-Williams Co.	59,479,055
1,972,000	[1,3]	US Silica Holdings, Inc.	47,722,400
656,216		Westlake Chemical Corp.	68,259,588
		TOTAL	345,509,864
		Telecommunication Services—1.3%
422,600	[2]	Crown Castle International Corp.	29,687,650
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
1,575,000	[2]	TW Telecom, Inc.	$46,903,500
		TOTAL	76,591,150
		Utilities—0.7%
431,000		ITC Holdings Corp.	39,552,870
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,762,891,075)	5,668,780,681
		WARRANTS—0.2%
		Health Care—0.2%
382,897	[2]	Alexza Pharmaceuticals, Inc., 10/5/2016	125,590
797,358	[2,3]	Corcept Therapeutics, Inc., 3/29/2015	236,656
242,091	[2]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	1,065
2,750,000	[2]	Dynavax Technologies Corp., 4/16/2015	1,579,875
1,713,798	[2]	Threshold Pharmaceuticals, Inc., 10/5/2014	5,858,447
7,425,000	[2,3,5]	Zogenix, Inc., 7/27/2017	5,482,175
		TOTAL WARRANTS (IDENTIFIED COST $735,768)	13,283,808
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[4,5]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		CORPORATE BOND—0.3%
		Health Care—0.3%
$14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016 (IDENTIFIED COST $14,630,098)	19,413,425
		U.S. TREASURY—0.1%
		U.S. Treasury Bills—0.1%
1,200,000	[6,7]	United States Treasury Bill, 0.045%, 9/12/2013	1,199,954
1,200,000	[6,7]	United States Treasury Bill, 0.045%, 10/10/2013	1,199,930
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,399,758)	2,399,884
		MUTUAL FUND—11.1%
658,837,030	[3,8,9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	658,837,030
		TOTAL INVESTMENTS—107.2% (IDENTIFIED COST $4,444,493,730)[10]	6,362,714,828
		OTHER ASSETS AND LIABILITIES – NET—(7.2)%[11]	(427,001,402)
		TOTAL NET ASSETS—100%	$5,935,713,426

At July 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 E-mini Index Short Futures	680	$57,137,000	September 2013	$(2,604,910)
The average notional value of short futures contracts held by the Fund throughout the period was $32,527,800. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
4

At July 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
8/1/2013	629,271 Brazilian Real	$275,936	$103
8/1/2013	155,426 Euro	$205,893	$(878)
8/1/2013	41,829,823 Philippine Peso	$960,501	$(2,654)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(3,429)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $5,808 and $10,961, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$349,004,520	$359,286,211
2	Non-income producing security.
3	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended July 31, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2013	Value	Dividend Income
*CETIP SA–Mercados Organizado	21,638,901	111,100	(6,275,561)	15,474,440	$156,212,923	$4,354,282
*Conceptus, Inc.	1,725,460	—	(1,725,460)	—	—	—
Corcept Therapeutics, Inc.	9,430,000	—	—	9,430,000	19,897,300	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	236,656	—
Dexcom, Inc.	7,500,000	37,500	—	7,537,500	164,166,750	—
Dexcom, Inc.	126,065	—	—	126,065	2,745,696	—
Dyax Corp.	17,962,000	2,135,283	(671,544)	19,425,739	78,285,728	—
ExamWorks Group, Inc.	3,920,000	80,000	(400,000)	3,600,000	87,408,000	—
*Insulet Corp.	2,383,454	25,000	(1,557,681)	850,773	27,131,151	—
*Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	14,630,000	—	—	14,630,000	19,413,425	—
*Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	12,670,000	—	(12,670,000)	—	—	—
*Nektar Therapeutics	4,662,442	637,558	(270,000)	5,030,000	58,386,300	—
Progenics Pharmaceuticals, Inc.	5,246,193	3,198,807	—	8,445,000	50,585,550	—
Protalix Biotherapeutics, Inc.	6,706,495	1,066,688	(353,183)	7,420,000	39,697,000	—
RADWARE Ltd.	794,110	711,800	(82,310)	1,423,600	19,503,320	—
RPX, Corp.	2,421,000	429,000	—	2,850,000	49,704,000	—
*Repligen Corp.	2,700,000	—	(700,000)	2,000,000	20,340,000	—
*Sensable Technologies, Inc.	3,751	—	—	3,751	—	—
Soteira, Inc.	959,018	—	—	959,018	—	—
*TNS, Inc.	2,690,069	—	(2,690,069)	—	—	—
Zogenix, Inc.	16,500,000	—	—	16,500,000	21,917,940	—
Zogenix, Inc., 7/27/2012	7,425,000	—	—	7,425,000	5,482,175	—
US Silica Holdings, Inc.	—	2,000,000	(28,000)	1,972,000	47,722,400	214,550
Vical, Inc.	3,000,000	2,267,435.00	—	5,267,435	20,332,299	—
*Yoox SpA	2,082,433	—	(363,333)	1,719,100	45,122,596	—
TOTAL OF AFFILIATED COMPANIES	147,973,749	12,700,171	(27,787,141)	132,886,779	$934,291,209	$4,568,832
*	At July 31, 2013, the Fund no longer has ownership of at least 5% of the voting shares.
5

Transactions involving the affiliated holding during the period ended July 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	606,024,453
Purchases/Additions	2,693,494,894
Sales/Reductions	(2,640,682,317)
Balance of Shares Held 7/31/2013	658,837,030
Value	$658,837,030
Dividend Income	$94,774
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $3,122,731, which represented 0.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$1,332,020
Denovo Ventures I LP	3/9/2000	$2,888,396	$507,529
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$225,317	$637,147
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$308,335
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$337,700
Sensable Technologies, Inc.	10/15/2004	$0	$0
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”)..
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Discount rate at time of purchase.
8	7-day net yield.
9	All or a portion of this security is held as collateral for securities lending.
10	At July 31, 2013, the cost of investments for federal tax purposes was $4,444,493,632. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $1,918,221,196. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,976,968,152 and net unrealized depreciation from investments for those securities having an excess of cost over value of $58,746,956.
11	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
6

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund' valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party-pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
7

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,481,617,821	$—	$25,040,671[1]	$4,506,658,492
International	1,162,122,189	—	—	1,162,122,189
Preferred Stock
Domestic	—	—	0	0
Debt Securities:
Corporate Bond	—	19,413,425	—	19,413,425
Warrants	—	7,801,633	5,482,175	13,283,808
U.S. Treasury	—	2,399,884	—	2,399,884
Mutual Fund	658,837,030	—	—	658,837,030
TOTAL SECURITIES	$6,302,577,040	$29,614,942	$30,522,846	$6,362,714,828
OTHER FINANCIAL INSTRUMENTS[2]	$(2,608,339)	$—	$—	$(2,608,339)
1	Includes $40,260,000 of a domestic common stock security transferred from Level 1 to Level 3 because observable market data was determined to no longer represent fair value and therefore; fair value was determined using valuation techniques utilizing unobservable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8
Federated Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—93.8%
		Consumer Discretionary—14.4%
3,637,600	[1,2]	Central European Media Enterprises Ltd., Class A	$12,222,336
242,700		Las Vegas Sands Corp.	13,486,839
313,700	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	7,804,856
20	[1,3]	New Cotai LLC/Capital	538,177
1,084,700		Prada Holding SpA	10,125,881
9,800	[1]	Priceline.com, Inc.	8,581,566
230,000		SeaWorld Entertainment, Inc.	8,434,100
190,000		Starbucks Corp.	13,535,600
285,000	[1]	Taylor Morrison Home Corp - A	6,905,550
63,568	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	6,414,011
106,900		Whirlpool Corp.	14,318,186
		TOTAL	102,367,102
		Consumer Staples—3.0%
367,000		ConAgra Foods, Inc.	13,289,070
150,000		Whole Foods Market, Inc.	8,337,000
		TOTAL	21,626,070
		Energy—7.8%
155,500		Anadarko Petroleum Corp.	13,764,860
297,500		Halliburton Co.	13,444,025
234,500		Phillips 66	14,421,750
173,787		Schlumberger Ltd.	14,134,097
		TOTAL	55,764,732
		Financials—12.9%
360,700	[1]	American International Group, Inc.	16,415,457
47,900		BlackRock, Inc.	13,505,884
196,500		Capital One Financial Corp.	13,562,430
79,100		Goldman Sachs Group, Inc.	12,974,773
232,500		J.P. Morgan Chase & Co.	12,957,225
297,700		Wells Fargo & Co.	12,949,950
336,800		Weyerhaeuser Co.	9,565,120
		TOTAL	91,930,839
		Health Care—21.8%
113,400	[1]	Actavis, Inc.	15,226,218
810,000	[1]	Ariad Pharmaceuticals, Inc.	15,049,800
78,500	[1]	Biogen Idec, Inc.	17,123,205
190,800	[1]	Express Scripts Holding Co.	12,506,940
428,200	[1]	Gilead Sciences, Inc.	26,312,890
54,900	[1]	Regeneron Pharmaceuticals, Inc.	14,826,294
55,900		Roche Holding AG	13,771,895
380,000		Shire Ltd.	13,885,364
146,900		Thermo Fisher Scientific, Inc.	13,384,059
164,800	[1]	Vertex Pharmaceuticals, Inc.	13,151,040
		TOTAL	155,237,705
		Industrials—7.7%
148,100		Boeing Co.	15,565,310
189,500		Eaton Corp.	13,066,025
325,000		Expeditors International Washington, Inc.	13,104,000
1

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
125,900		FedEx Corp.	$13,345,400
		TOTAL	55,080,735
		Information Technology—20.3%
272,333		Amadeus IT Holding SA	9,354,538
26,500		Apple, Inc.	11,991,250
177,400	[1]	Citrix Systems, Inc.	12,776,348
245,000	[1]	eBay, Inc.	12,664,050
20,200		Mastercard, Inc.	12,334,322
576,000	[1]	NXP Semiconductors NV	18,806,400
174,400		Qualcomm, Inc.	11,257,520
108,400	[1]	Red Hat, Inc.	5,611,868
395,600	[1]	Salesforce.com, Inc.	17,307,500
112,500	[1]	VMware, Inc., Class A	9,246,375
434,250	[1]	Vantiv, Inc.	11,329,583
65,300		Visa, Inc., Class A	11,558,753
		TOTAL	144,238,507
		Materials—4.8%
212,100		LyondellBasell Industries NV	14,573,391
240,000		Newmont Mining Corp.	7,200,000
158,500		Syngenta AG, ADR	12,527,840
		TOTAL	34,301,231
		Telecommunication Services—1.1%
106,800	[1]	Crown Castle International Corp.	7,502,700
		TOTAL COMMON STOCKS (IDENTIFIED COST $536,536,951)	668,049,621
		MUTUAL FUND—7.1%
50,530,171	[2,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	50,530,171
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $587,067,122)[5]	718,579,792
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[6]	(6,454,547)
		TOTAL NET ASSETS—100%	$712,125,245
At July 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Purchased:
8/1/2013	6,676,437 Pound Sterling	$10,252,269	$ (95,738)
8/2/2013	2,433,727 Pound Sterling	$ 3,707,270	$ (4,961)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ (100,699)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $10,070 and $178, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities - Net.”
1	Non-income-producing security.
2	Affiliated company and holding.
Transactions involving the affiliated company during the period ended July 31, 2013, were as follows:
2

Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2013	Value	Dividend Income
Central European Media Enterprises Ltd., Class A	407,600	3,230,000	—-	3,637,600	$12,222,336	$—-
Transactions involving the affiliated holding during the period ended July 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	10,959,586
Purchases/Additions	380,846,656
Sales/Reductions	(341,275,671)
Balance of Shares Held 7/31/2013	50,530,571
Value	$50,530,571
Dividend Income	$21,306
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	At July 31, 2013, the cost of investments for federal tax purposes was $587,067,122. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and; (b) outstanding foreign currency commitments was $131,512,670. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $140,131,649 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,618,979.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Aviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the
3

Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$527,238,821	$—	$538,177	527,776,998
International	140,272,623	—	—	140,272,623
Mutual Fund	50,530,171	—	—	50,530,171
TOTAL SECURITIES	$718,041,615	$—	$538,177	$718,579,792
OTHER FINANCIAL INSTRUMENTS*	$(100,699)	$—	$—	$(100,699)
*	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5
Federated Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Consumer Discretionary—19.2%
31,500	[1]	ASOS PLC	$2,269,462
640,000		Arezzo Industria e Comercio SA	10,085,257
66,350	[1]	BRP, Inc.	1,784,234
100,000	[1]	Bloomin Brands, Inc.	2,360,000
109,000	[2]	Brunello Cucinelli SpA	2,953,816
34,900	[1]	Buffalo Wild Wings, Inc.	3,614,942
2,780,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	9,340,800
597,000	[1]	Del Frisco's Restaurant Group LLC	12,560,880
137,800		Dick's Sporting Goods, Inc.	7,084,298
1,249,000	[1]	International Meal Co. Holdings SA	9,608,324
236,300	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	5,879,144
136,500	[1]	Meritage Corp.	6,177,990
6,657,129		NagaCorp Limited	5,193,103
100,000		National CineMedia, Inc.	1,811,000
52,900	[1,2]	Noodles & Co.	2,294,273
60,600	[1]	Penn National Gaming, Inc.	3,029,394
207,068	[1,2]	RetailMeNot, Inc.	5,891,085
365,700		Salvatore Ferragamo Italia SpA	12,503,279
5,410,000		Samsonite International SA	14,823,160
87,300	[1]	Shutterfly, Inc.	4,678,407
95,600	[1]	Tile Shop Hldgs., Inc.	2,717,908
343,317	[1]	Tower International, Inc.	7,659,402
25,060	[1]	UPC, Inc., Class A	355,852
41,200	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	4,157,080
64,775		Vail Resorts, Inc.	4,338,629
79,700	[1]	Vitamin Shoppe Industries, Inc.	3,827,991
316,850	[1,2,3]	Yoox SpA	8,316,616
		TOTAL	155,316,326
		Consumer Staples—2.1%
683,600	[1,2]	Amira Nature Food Ltd.	5,537,160
188,800	[1]	Annie's, Inc.	7,799,328
160,850	[1]	Fairway Group Holdings Corp.	4,032,510
		TOTAL	17,368,998
		Energy—1.4%
1,950,000	[1,2,3]	Gevo, Inc.	3,588,000
132,000	[2]	Seadrill Partners LLC	3,945,480
73,400	[2]	Vermilion Energy, Inc.	3,936,916
		TOTAL	11,470,396
		Financials—5.9%
78,250	[1]	Affiliated Managers Group	14,112,387
90,500		Artisan Partners Asset Management, Inc.	4,796,500
2,818,000		Concentradora Fibra Hotelera Mexicana SA de CV	5,599,486
242,300	[1]	Countrywide PLC	2,252,140
66,200		Cyrusone, Inc.	1,347,170
368,500		EverBank Financial Corp.	5,719,120
1,377,261		TF Administradora Industrial	2,860,679

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
603,300	[1]	Walker & Dunlop, Inc.	$11,124,852
		TOTAL	47,812,334
		Health Care—22.2%
439,700	[1,2]	Achillion Pharmaceuticals, Inc.	3,139,458
102,300	[1]	Aegerion Pharmaceuticals, Inc.	9,369,657
139,663	[1]	Agios Pharmaceuticals, Inc.	4,072,573
358,400	[1,2,3]	Alexza Pharmaceuticals, Inc.	1,670,144
203,000	[1]	Alkermes, Inc.	6,816,740
641,400	[1,2]	Amarin Corporation PLC., ADR	3,502,044
310,200	[1,2]	Arena Pharmaceuticals, Inc.	2,155,890
277,100	[1]	Ariad Pharmaceutiacals, Inc.	5,148,518
2,134,207	[1,2,3]	Catalyst Pharmaceutical Partners, Inc.	2,774,469
1,598,283	[1,2]	Cerus Corp.	8,950,385
122,654	[1]	Chindex International, Inc.	2,099,837
1,130,000	[1,3]	Corcept Therapeutics, Inc.	2,384,300
186,000	[1]	Cubist Pharmaceuticals, Inc.	11,593,380
590,446	[1,3]	Dexcom, Inc.	12,859,914
13,700,000	[1,3]	Dynavax Technologies Corp.	18,221,000
161,289	[1,2]	Galapagos NV	3,486,775
44,700	[1]	Heartware International, Inc.	4,131,174
110,600	[1]	Insulet Corp.	3,527,034
52,500	[1]	Intercept Group, Inc.	2,457,525
460,000	[1,3]	Nektar Therapeutics	5,156,600
97,000	[1]	NuVasive, Inc.	2,213,540
2,205,743	[1,3]	Progenics Pharmaceuticals, Inc.	13,212,401
121,700	[1]	Prosensa Holding N.V.	3,748,360
1,490,000	[1,2,3]	Protalix Biotherapeutics, Inc.	7,971,500
90,185	[1]	Puma Biotechnology, Inc.	4,609,355
363,400	[1]	Sagent Pharmaceuticals, Inc.	7,896,682
126,900	[1]	Salix Pharmaceuticals Ltd.	9,377,910
120,900	[1,2]	Seattle Genetics, Inc.	4,898,868
819,000	[1,3]	Threshold Pharmaceuticals, Inc., Class THL	4,438,980
1,172,412	[1,3]	Vical, Inc.	4,525,510
2,558,954	[1,2,3]	Zogenix, Inc.	3,399,212
		TOTAL	179,809,735
		Industrials—18.7%
413,700		Air Lease Corp.	11,533,956
19,650,000		Aramex PJSC	13,642,118
150,000		Chicago Bridge & Iron Co., NV	8,937,000
476,200		DSV, De Sammensluttede Vognmad AS	12,490,770
202,000	[1]	Echo Global Logistics, Inc.	4,397,540
527,100	[1,3]	Edgen Group, Inc.	4,137,735
272,900		Fortune Brands Home & Security, Inc.	11,273,499
333,891	[1]	Global Brass & Copper Holdings, Inc.	6,220,389
34,045		Graham Corp.	1,112,931
38,000	[1]	IHS, Inc., Class A	4,171,640
1,202,257	[1,3]	Innovative Solutions and Support, Inc.	9,269,402
250,000		KAR Auction Services, Inc.	6,360,000
114,386		Kaman Corp., Class A	4,330,654
46,700		Landstar System, Inc.	2,524,602
147,300	[1]	MOOG, Inc., Class A	8,284,152

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
360,000	[1]	MRC Global, Inc.	$9,655,200
100,300		MSC Industrial Direct Co.	8,119,285
1,207,300	[1,2]	Moleskine SpA	3,095,015
30,500		Regal Beloit Corp.	1,972,740
179,800		Ryder System, Inc.	11,118,832
116,700	[1]	Teledyne Technologies, Inc.	9,355,839
		TOTAL	152,003,299
		Information Technology—22.5%
357,000	[1,2]	BroadSoft, Inc.	10,652,880
159,465	[1]	CalAmp Corp.	2,447,788
125,200	[1]	Callidus Software, Inc.	835,084
184,200	[1]	ChannelAdvisor Corp.	3,617,688
130,749	[2]	Cimatron Ltd.	891,708
2,782,000	[1,3]	Cinedigm Digital Cinema Corp.	4,089,540
767,000	[1,3]	Cinedigm Digital Cinema Corp.	1,127,490
260,100	[1]	Commvault Systems, Inc.	21,960,243
375,000	[1]	Constant Contact, Inc.	7,196,250
54,000	[1]	CoStar Group, Inc.	8,453,700
213,600	[1]	Cyan, Inc.	2,217,168
24,600	[1]	Demandware, Inc.	1,092,732
507,000	[1]	Envestnet, Inc.	12,619,230
196,800	[1]	Exa Corp.	2,253,360
215,800	[1]	Fleetmatics Group PLC	8,127,028
114,577	[1,2]	GOGO, Inc.	1,378,361
874,409	[1]	Gilat Satellite Networks	4,485,718
176,700	[1]	Halogen Software, Inc.	2,580,567
89,600	[1,2]	IPG Photonics Corp.	5,456,640
308,276	[1]	LivePerson, Inc.	2,848,470
105,500	[1]	Luxoft Holding, Inc.	2,317,835
80,100	[1,2]	Marketo, Inc.	2,517,543
249,750	[1,3]	Mediabistro, Inc.	437,062
372,200	[1]	Microsemi Corp.	9,178,452
285,700	[1,2]	Millennial Media, Inc.	2,831,287
341,396	[1,2]	Mindspeed Technologies, Inc.	1,048,086
227,600	[1]	Moneygram International, Inc.	4,941,196
237,478	[1]	NIC, Inc.	4,374,345
538,047	[1]	Nova Measuring Instruments Ltd.	4,804,760
248,700	[1,2]	Peregrine Semiconductor Corp.	2,720,778
567,200	[1,3]	RADWARE Ltd.	7,770,640
714,973	[1]	RDA Microelectronics, Inc., ADR	8,050,596
125,800	[1]	ServiceNow, Inc.	5,482,364
296,000	[1,2]	Synacor, Inc.	982,720
179,000	[1]	Synchronoss Technologies, Inc.	6,173,710
455,000		Telecity Group PLC	6,153,382
157,000	[1]	Textura Corp.	4,735,120
158,400	[1]	Tremor Video, Inc.	1,325,808
353,500	[1]	Vitesse Semiconductor Corp.	1,025,150
19,900	[1,2]	Zillow, Inc.	1,470,212
		TOTAL	182,672,691
		Materials—4.7%
279,500	[1]	Boise Cascade Co.	7,395,570

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
215,000	[1]	Caesar Stone SDOT Yam Ltd.	$6,974,600
960,000	[1]	Cemex Latam Hldgs SA	7,751,946
1,360,000	[1,2]	Thompson Creek Metals Co., Inc.	4,052,800
486,100	[2,3]	US Silica Holdings, Inc.	11,763,620
		TOTAL	37,938,536
		Telecommunication Services—0.9%
296,250	[1]	inContact, Inc.	2,512,200
161,800	[1]	TW Telecom, Inc.	4,818,404
		TOTAL	7,330,604
		Utilities—0.5%
43,900		ITC Holdings Corp.	4,028,703
		TOTAL COMMON STOCKS (IDENTIFIED COST $588,591,425)	795,751,622
		WARRANTS—0.4%
		Energy—0.1%
966,936	[1]	Syntroleum Corp., Warrants	523,499
		Health Care—0.3%
1,925,000	[1,3]	Alexza Pharmaceuticals, Inc., Warrants	848,733
121,142	[1,3]	Corcept Therapeutics, Inc., Warrants	35,955
446,014	[1,3]	Dynavax Technologies Corp., Warrants	256,235
257,688	[1,3]	Threshold Pharmaceuticals, Inc., Warrants	880,881
1,046,250	[1,3,4]	Zogenix, Inc., Warrants	772,488
		TOTAL	2,794,292
		TOTAL WARRANTS (IDENTIFIED COST $103,106)	3,317,791
		MUTUAL FUND—10.0%
80,859,969	[3,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	80,859,969
		TOTAL INVESTMENTS—108.5%(IDENTIFIED COST $669,554,500)[7]	879,929,382
		OTHER ASSETS AND LIABILITIES - NET—(8.5)%[8]	(68,587,053)
		TOTAL NET ASSETS—100%	$811,342,329
At July 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
8/1/2013	20,923 Euro	$27,716	$(118)
8/5/2013	103,174 Euro	$137,294	$37
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(81)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $ 1,147 and $1,982, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of July 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$67,605,169	$71,087,540
3	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended July 31, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2013	Value	Dividend Income
Alexza Pharmaceuticals, Inc.	465,300	—	(106,900)	358,400	$1,670,144	—
Alexza Pharmaceuticals, Inc., Warrants	1,925,000	—	—	1,925,000	$848,733	—
Catalyst Pharmaceutical Partners, Inc.	2,134,207	—	—	2,134,207	$2,774,469	—
Central European Media Enterprises Ltd., Class A	928,200	1,851,800	—	2,780,000	$9,340,800	—
Cinedigm Digital Cinema Corp.	2,400,000	382,000	—	2,782,000	$4,089,540	—
Cinedigm Digital Cinema Corp.	767,000	—	—	767,000	$1,127,490	—
Corcept Therapeutics, Inc.	1,160,000	—	(30,000)	1,130,000	$2,384,300	—
Corcept Therapeutics, Inc., Warrants	121,142	—		121,142	$35,955	—
Dexcom, Inc.	640,565	—	(50,119)	590,446	$12,859,914	—
Dynavax Technologies Corp.	14,218,206	531,000	(1,049,206)	13,700,000	$18,221,000	—
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	$256,235	—
Edgen Group, Inc.	561,400	—	(34,300)	527,100	$4,137,735	—
Gevo, Inc.	1,500,000	450,000	—	1,950,000	$3,588,000	—
Innovative Solutions and Support, Inc.	1,400,000	—	(197,743)	1,202,257	$9,269,402	$1,942,500
Mediabistro, Inc.	249,750	—	—	249,750	$437,062	—
Nektar Therapeutics	227,652	236,048	(3,700)	460,000	$5,156,600	—
Progenics Pharmaceuticals, Inc.	1,787,300	452,700	(34,257)	2,205,743	$13,212,401	—
Protalix Biotherapeutics, Inc.	2,058,671	—	(568,671)	1,490,000	$7,971,500	—
RADWARE Ltd.	334,902	293,600	(61,302)	567,200	$7,770,640	—
Threshold Pharmaceuticals, Inc., Class THL	830,900	—	(11,900)	819,000	$4,438,980	—
Threshold Pharmaceuticals, Inc., Warrants	257,688	—	—	257,688	$880,881	—
US Silica Holdings, Inc.	—	486,100	—	486,100	$11,763,620	$60,763
Vical, Inc.	1,190,812	—	(18,400)	1,172,412	$4,525,510	—
*Yoox SpA	502,800	—	(185,950)	316,850	$8,316,616	—
Zogenix, Inc.	2,325,000	272,954	(39,000)	2,558,954	$3,399,212	—
Zogenix, Inc., Warrants	1,046,250	—	—	1,046,250	$772,488	—
TOTAL OF AFFILIATED COMPANIES	39,478,759	4,956,202	(2,391,448)	42,043,513	$139,249,227	$2,003,263
*	At July 31, 2013, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving the affiliated holding during the period ended July 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	95,539,991
Purchases/Additions	416,899,339
Sales/Reductions	(431,579,361)
Balance of Shares Held 7/31/2013	80,859,969
Value	$80,859,969
Dividend Income	$3,180
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.

6	All or a portion of this security is held as collateral for securities lending.
7	At July 31, 2013, the cost of investments for federal tax purposes was $669,554,500. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $210,374,882. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $290,572,309 and net unrealized depreciation from investments for those securities having an excess of cost over value of $80,197,427.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$565,782,952	$—	$3,399,212[1]	$569,182,164
International	226,569,458	—	—	226,569,458
Warrants	—	2,545,303	772,488	3,317,791
Mutual Fund	80,859,969	—	—	80,859,969
TOTAL SECURITIES	$873,212,379	$2,545,303	$4,171,700	$879,929,382
OTHER FINANCIAL INSTRUMENTS[2]	$(81)	$—	$—	$(81)
1	Includes $5,673,000 of a common stock transferred from Level 1 to Level 3 because observable market data was determined to no longer represent fair value and therefore; fair value was determined using valuation techniques utilizing unobservable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8
Federated MDT Mid Cap Growth Strategies Fund (formerly, Federated Mid Cap Growth Strategies Fund)
Portfolio of Investments
July 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Aerospace & Defense—0.7%
36,800	[1]	B/E Aerospace, Inc.	$2,565,328
		Agricultural Chemicals—2.5%
35,800		CF Industries Holdings, Inc.	7,017,158
17,700		FMC Corp.	1,171,032
15,400		Scotts Miracle-Gro Co.	773,850
		TOTAL	8,962,040
		Airline - National—2.7%
69,600		Delta Air Lines, Inc.	1,477,608
232,800	[1]	United Continental Holdings, Inc.	8,113,080
		TOTAL	9,590,688
		Airline - Regional—0.6%
15,200		Copa Holdings SA, Class A	2,115,384
		Airlines—0.3%
18,100		Alaska Air Group, Inc.	1,107,177
		Apparel—1.6%
6,800		Carter's, Inc.	484,976
64,600		L Brands, Inc.	3,602,742
8,300		V.F. Corp.	1,635,100
		TOTAL	5,722,818
		Auto Manufacturing—0.6%
30,300	[1]	TRW Automotive Holdings Corp.	2,221,293
		Auto Original Equipment Manufacturers—2.4%
11,400	[1]	AutoZone, Inc.	5,113,812
35,300		Delphi Automotive PLC	1,896,316
12,100	[1]	O'Reilly Automotive, Inc.	1,515,646
		TOTAL	8,525,774
		Auto Part Replacement—1.3%
59,200		Genuine Parts Co.	4,853,808
		Auto Rentals—0.9%
56,800	[1]	United Rentals, Inc.	3,255,776
		Baking—0.2%
35,700		Flowers Foods, Inc.	819,672
		Biotechnology—1.0%
26,100	[1]	Alexion Pharmaceuticals, Inc.	3,033,603
16,700	[1]	Myriad Genetics, Inc.	495,489
		TOTAL	3,529,092
		Building Materials—0.3%
13,300		Lennox International, Inc.	955,206
		Cable TV—0.7%
19,400	[1]	AMC Networks, Inc.	1,324,244
10,800	[1]	Charter Communications, Inc.	1,357,992
		TOTAL	2,682,236
		Carpets—0.4%
12,000	[1]	Mohawk Industries, Inc.	1,427,880
1

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—1.9%
104,600		Gap (The), Inc.	$4,801,140
32,300		Hanesbrands, Inc.	2,049,758
		TOTAL	6,850,898
		Commodity Chemicals—0.7%
3,300		Newmarket Corp.	899,448
14,300		Westlake Chemical Corp.	1,487,486
		TOTAL	2,386,934
		Computer Peripherals—5.1%
153,000		NetApp, Inc.	6,291,360
69,600	[1]	Sandisk Corp.	3,836,352
127,900		Western Digital Corp.	8,234,202
		TOTAL	18,361,914
		Computer Services—1.5%
46,200	[1]	Fiserv, Inc.	4,446,288
17,500		Global Payments, Inc.	810,425
		TOTAL	5,256,713
		Construction Machinery—1.5%
85,700		Joy Global, Inc.	4,242,150
50,100		Manitowoc, Inc.	1,028,553
		TOTAL	5,270,703
		Cosmetics & Toiletries—2.1%
108,500		Avon Products, Inc.	2,480,310
61,900		Estee Lauder Cos., Inc., Class A	4,063,735
36,400	[1]	Sally Beauty Holdings, Inc.	1,110,564
		TOTAL	7,654,609
		Crude Oil & Gas Production—2.6%
112,500		Cabot Oil & Gas Corp., Class A	8,529,750
10,400		Range Resources Corp.	822,640
		TOTAL	9,352,390
		Defense Aerospace—0.7%
32,400		Triumph Group, Inc.	2,542,104
		Defense Electronics—0.2%
10,500		Rockwell Collins, Inc.	747,285
		Department Stores—1.7%
11,500		Dillards, Inc., Class A	970,945
33,400		Kohl's Corp.	1,769,532
74,000		Macy's, Inc.	3,577,160
		TOTAL	6,317,637
		Discount Department Stores—1.1%
38,900		Family Dollar Stores, Inc.	2,674,764
31,000		Foot Locker, Inc.	1,120,030
		TOTAL	3,794,794
		Diversified Consumer Services—0.5%
54,000		Block (H&R), Inc.	1,697,220
		Diversified Leisure—0.7%
16,500	[1]	Bally Technologies, Inc.	1,182,720
39,100		Royal Caribbean Cruises Ltd.	1,489,319
		TOTAL	2,672,039
		Diversified Tobacco—0.5%
39,600		Lorillard, Inc.	1,684,188
2

Shares			Value
		COMMON STOCKS—continued
		Education & Training Services—0.4%
81,400	[1]	Apollo Group, Inc., Class A	$1,483,108
		Electrical - Radio & TV—0.4%
22,700		Harman International Industries, Inc.	1,374,031
		Electronic Equipment Instruments & Components—0.8%
62,900		Agilent Technologies, Inc.	2,813,517
		Ethical Drugs—0.6%
30,100	[1]	United Therapeutics Corp.	2,252,684
		Financial Services—3.6%
28,500		Dun & Bradstreet Corp.	2,953,455
34,300		Eaton Vance Corp.	1,388,121
40,700	[1]	FleetCor Technologies, Inc.	3,653,639
53,500		Moody's Corp.	3,625,695
69,200	[1]	Verifone Systems, Inc.	1,319,644
		TOTAL	12,940,554
		Food Products—0.5%
10,700		Hillshire Brands Co.	376,747
23,093		Ingredion, Inc.	1,551,850
		TOTAL	1,928,597
		Gas Utilities—0.4%
17,000		EQT Corp.	1,470,500
		Generic Drugs—3.0%
94,300	[1]	Endo Health Solutions, Inc.	3,626,778
151,000	[1]	Mylan, Inc.	5,067,560
17,500		Perrigo Co.	2,176,825
		TOTAL	10,871,163
		Grocery Chain—2.1%
178,300		Kroger Co.	7,001,841
8,800		Whole Foods Market, Inc.	489,104
		TOTAL	7,490,945
		Health Care Equipment & Supplies—0.3%
7,800		Cooper Cos., Inc.	993,330
		Home Building—0.0%
5,100		Lennar Corp., Class A	172,737
		Home Products—1.5%
49,900	[1]	Jarden Corp.	2,268,953
36,600		Tupperware Brands Corp.	3,084,648
		TOTAL	5,353,601
		Hotels—1.1%
66,000		Wyndham Worldwide Corp.	4,111,800
		Hotels and Motels—0.3%
8,200		Wynn Resorts Ltd.	1,091,666
		Hotels Restaurants & Leisure—0.3%
50,800		International Game Technology	938,276
		Household Appliances—1.0%
27,400		Whirlpool Corp.	3,669,956
		Household Durables—1.4%
47,700		Newell Rubbermaid, Inc.	1,288,854
43,600		Stanley Black & Decker, Inc.	3,689,432
		TOTAL	4,978,286
3

Shares			Value
		COMMON STOCKS—continued
		Industrial Machinery—4.3%
77,100		Dover Corp.	$6,602,844
40,200		Flowserve Corp.	2,278,536
75,900		Ingersoll-Rand PLC, Class A	4,633,695
15,100		Valmont Industries, Inc.	2,108,564
		TOTAL	15,623,639
		Internet Services—0.1%
4,279		IAC Interactive Corp.	216,560
		IT Services—1.3%
29,700	[1]	Cognizant Technology Solutions Corp.	2,149,983
132,800		Western Union Co.	2,385,088
		TOTAL	4,535,071
		Life Sciences Tools & Services—0.4%
16,100	[1]	Illumina, Inc.	1,285,102
		Magazine Publishing—0.4%
22,300		McGraw Hill Financial, Inc.	1,379,478
		Medical Supplies—2.1%
12,700		AmerisourceBergen Corp.	740,029
71,000		Cardinal Health, Inc.	3,556,390
52,300	[1]	HCA, Inc.	2,039,700
34,100		Patterson Cos., Inc.	1,394,349
		TOTAL	7,730,468
		Medical Technology—2.1%
23,400		ResMed, Inc.	1,115,010
125,900		St. Jude Medical, Inc.	6,595,901
		TOTAL	7,710,911
		Metal Fabrication—0.5%
29,600		Timken Co.	1,729,232
		Miscellaneous Components—0.6%
33,500	[1]	Cree, Inc.	2,341,650
		Miscellaneous Machinery—0.2%
9,200		Rockwell Automation, Inc.	891,020
		Multi-Industry Capital Goods—0.2%
30,600		Textron, Inc.	837,828
		Multi-Line Insurance—0.6%
22,700		Allied World Assurance Holdings Ltd.	2,148,555
		Mutual Fund Adviser—0.5%
6,000		T. Rowe Price Group, Inc.	451,440
25,300		Waddell & Reed Financial, Inc., Class A	1,291,818
		TOTAL	1,743,258
		Office Equipment—0.4%
78,100		Pitney Bowes, Inc.	1,289,431
		Offshore Driller—0.6%
27,500		Oceaneering International, Inc.	2,229,975
		Oil Gas & Consumable Fuels—1.0%
94,500	[1]	Southwestern Energy Co.	3,665,655
		Oil Refiner—0.4%
39,100		World Fuel Services Corp.	1,514,734
		Oil Service, Explore & Drill—0.3%
36,100	[1]	MRC Global, Inc.	968,202
4

Shares			Value
		COMMON STOCKS—continued
		Oil Well Supply—0.1%
2,400	[1]	Cameron International Corp.	$142,320
3,400	[1]	Dresser-Rand Group, Inc.	206,958
		TOTAL	349,278
		Other Communications Equipment—0.5%
78,300	[1]	Skyworks Solutions, Inc.	1,880,766
		Packaged Foods—0.1%
2,200		Hershey Foods Corp.	208,714
		Paint & Related Materials—0.8%
3,300		Sherwin-Williams Co.	574,761
34,700		Valspar Corp.	2,363,764
		TOTAL	2,938,525
		Paper Products—0.7%
23,100		Rock-Tenn Co.	2,641,485
		Personal & Household—1.0%
41,900		Nu Skin Enterprises, Inc., Class A	3,504,516
		Personnel Agency—0.3%
31,300		Robert Half International, Inc.	1,165,612
		Plastic Containers—0.8%
55,200	[1]	Owens-Illinois, Inc.	1,642,200
25,300		Packaging Corp. of America	1,360,887
		TOTAL	3,003,087
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	1,188,583
		Railroad—0.7%
41,000		Wabtec Corp.	2,380,460
		Recreational Vehicles—0.8%
26,100		Polaris Industries, Inc., Class A	2,926,854
		Semiconductors & Semiconductor Equipment—0.5%
39,400		Xilinx, Inc.	1,839,586
		Services to Medical Professionals—3.0%
40,600	[1]	Henry Schein, Inc.	4,215,498
22,800	[1]	Laboratory Corp. of America Holdings	2,205,672
75,400		Quest Diagnostics, Inc.	4,396,574
		TOTAL	10,817,744
		Shoes—0.4%
28,100	[1]	Deckers Outdoor Corp.	1,540,723
		Soft Drinks—1.9%
81,700		Coca-Cola Enterprises, Inc.	3,067,018
79,700		Dr. Pepper Snapple Group, Inc.	3,725,178
		TOTAL	6,792,196
		Software Packaged/Custom—3.2%
24,500		Avago Technologies Ltd.	898,660
20,700	[1]	Commvault Systems, Inc.	1,747,701
87,100	[1]	Electronic Arts, Inc.	2,275,052
23,900		Intuit, Inc.	1,527,688
190,700		Symantec Corp.	5,087,876
600	[1]	Verisign, Inc.	28,704
		TOTAL	11,565,681
		Specialty Chemicals—1.0%
34,200		Airgas, Inc.	3,529,782
5

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—6.1%
17,200		Abercrombie & Fitch Co., Class A	$857,764
24,500		Advance Auto Parts, Inc.	2,021,005
25,000	[1]	Bed Bath & Beyond, Inc.	1,911,750
28,700		Dick's Sporting Goods, Inc.	1,475,467
65,000	[1]	Dollar General Corp.	3,553,550
47,650		Expedia, Inc.	2,245,745
71,000		Nordstrom, Inc.	4,348,040
46,300		PetSmart, Inc.	3,390,086
34,800		Williams-Sonoma, Inc.	2,048,328
		TOTAL	21,851,735
		Telecommunication Equipment & Services—1.4%
22,100	[1]	Level 3 Communications, Inc.	487,305
69,000		Motorola, Inc.	3,783,270
10,800	[1]	NeuStar, Inc., Class A	605,664
		TOTAL	4,876,239
		Toys & Games—1.9%
68,900		Hasbro, Inc.	3,169,400
83,600		Mattel, Inc.	3,513,708
		TOTAL	6,683,108
		Undesignated Consumer Cyclicals—1.7%
73,800		Herbalife Ltd.	4,833,900
29,000		Weight Watchers International, Inc.	1,376,050
		TOTAL	6,209,950
		Uniforms—0.4%
34,200		Cintas Corp.	1,624,842
		TOTAL COMMON STOCKS (IDENTIFIED COST $302,688,701)	354,218,586
		MUTUAL FUND—1.9%
6,897,883	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	6,897,883
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $309,586,584)[4]	361,116,469
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(553,980)
		TOTAL NET ASSETS—100%	$360,562,489
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	At July 31, 2013, the cost of investments for federal tax purposes was $309,586,584. The net unrealized appreciation of investments for federal tax purposes was $51,529,885. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,406,845 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,876,960.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
6

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7
Federated Absolute Return Fund (formerly, Federated Prudent Absolute Return Fund)
Portfolio of Investments
July 31, 2013 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCK—73.9%
		Air Freight & Logistics—1.2%
35,000		United Parcel Service, Inc.	$3,038,000
		Airlines—1.5%
100,000	[1]	Delta Air Lines, Inc.	2,123,000
100,000	[1]	US Airways Group, Inc.	1,935,000
		TOTAL	4,058,000
		Auto Components—0.9%
70,000		Bridgestone Corp.	2,487,999
		Automobiles—0.6%
42,000	[1]	General Motors Co.	1,506,540
		Beverages—1.0%
30,000		PepsiCo, Inc.	2,506,200
		Biotechnology—7.8%
30,000		Amgen, Inc.	3,248,700
9,000	[1]	Biogen Idec, Inc.	1,963,170
26,000	[1]	Celgene Corp.	3,818,360
20,000	[1]	Clovis Oncology, Inc.	1,557,600
120,000	[1]	Gilead Sciences, Inc.	7,374,000
40,000	[1]	Medivation, Inc.	2,314,800
		TOTAL	20,276,630
		Capital Markets—1.6%
150,000		Morgan Stanley	4,081,500
		Commercial Banks—4.6%
500,000		Mitsubishi UFJ Financial Group, Inc.	3,069,145
900,000		Resona Holdings, Inc.	4,476,560
100,000		Sumitomo Mitsui Financial Group, Inc.	4,580,737
		TOTAL	12,126,442
		Communications Equipment—1.9%
140,000		Cisco Systems, Inc.	3,577,000
20,000		Qualcomm, Inc.	1,291,000
		TOTAL	4,868,000
		Computers and Peripherals—0.6%
60,000		EMC Corp.	1,569,000
		Construction & Engineering—1.0%
2,500,000		China Railway Construction Corp.	2,540,100
		Consumer Finance—0.8%
40,000		Discover Financial Services	1,980,400
		Diversified Financial Services—4.8%
260,000		Bank of America Corp.	3,796,000
50,000		Citigroup, Inc.	2,607,000
110,000		JPMorgan Chase & Co.	6,130,300
		TOTAL	12,533,300
		Diversified Telecommunication Services—0.8%
60,000		AT&T, Inc.	2,116,200
		Electric Utilities—0.6%
21,000		Duke Energy Corp.	1,491,000
1

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCK—continued
		Electrical Equipment—1.1%
40,000		Eaton Corp.	$2,758,000
		Electronic Equipment Instruments & Components—0.9%
5,000		Apple, Inc.	2,262,500
		Energy Equipment & Services—2.1%
65,000		Halliburton Co.	2,937,350
70,000		Noble Corp.	2,674,000
		TOTAL	5,611,350
		Food & Staples Retailing—1.6%
70,000		CVS Caremark Corp.	4,304,300
		Food Products—0.8%
60,000		ConAgra Foods, Inc.	2,172,600
		Health Care Providers & Services—2.5%
50,000	[1]	Catamaran Corp	2,640,000
40,000	[1]	Centene Corp.	2,218,800
120,000	[1]	Health Management Association, Class A	1,617,600
		TOTAL	6,476,400
		Household Durables—1.8%
60,000		Ryland Group, Inc.	2,426,400
180,000		Sekisui House Ltd.	2,329,282
		TOTAL	4,755,682
		Industrial Conglomerates—0.9%
100,000		General Electric Co.	2,437,000
		Insurance—1.7%
30,000		American International Group, Inc.	1,365,300
27,000	[1]	Berkshire Hathaway, Inc.	3,128,490
		TOTAL	4,493,790
		Internet Software & Services—1.4%
4,000	[1]	Google, Inc.	3,550,400
		Leisure Equipment & Products—0.6%
15,000		Polaris Industries, Inc., Class A	1,682,100
		Machinery—1.3%
2,000,000		China South Locomotive	1,330,651
34,000		Ingersoll-Rand PLC, Class A	2,075,700
		TOTAL	3,406,351
		Media—1.4%
150,000		British Sky Broadcasting Group PLC	1,889,405
40,000		Comcast Corp., Class A	1,803,200
		TOTAL	3,692,605
		Metals & Mining—2.0%
21,575	[1]	Barisan Gold Corp.	1,155
60,000	[1]	Detour Gold Corp.	595,852
100,000	[1]	Dundee Precious Metals, Inc.	496,544
40,000	[1]	Imperial Metals Corp.	397,235
100,000	[1]	Kaminak Gold Corp.	81,784
10,000	[1]	Kennady Diamonds, Inc.	16,746
58,000	[1]	Mountain Province Diamonds, Inc.	277,266
200,000	[1]	Osisko Mining Corp.	833,415
1,000,000	[1]	Perseus Mining Ltd.	525,829
170,000	[1]	Rockgate Capital Corp.	23,999
2

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCK—continued
		Metals & Mining—continued
300,000	[1]	Romarco Minerals, Inc.	$146,042
140,000		Vale SA, ADR	1,920,800
		TOTAL	5,316,667
		Multiline Retail—1.1%
60,000		Macy's, Inc.	2,900,400
		Oil Gas & Consumable Fuels—5.4%
100,000	[1]	BNK Petroleum, Inc.	80,810
140,000		Chesapeake Energy Corp.	3,262,000
70,000	[1]	Coastal Energy Co.	971,862
100,000	[1]	Cobalt International Energy	2,885,000
30,000		Exxon Mobil Corp.	2,812,500
60,000		HollyFrontier Corp.	2,733,000
15,000		Occidental Petroleum Corp.	1,335,750
		TOTAL	14,080,922
		Pharmaceuticals—3.9%
12,000	[1]	Actavis, Inc.	1,611,240
20,000		Astellas Pharma, Inc.	1,072,414
45,000		Johnson & Johnson	4,207,500
50,000	[1]	Mylan, Inc.	1,678,000
80,000		Warner Chilcott PLC	1,704,800
		TOTAL	10,273,954
		Real Estate Investment Trusts (REITs)—1.6%
22,000		Health Care REIT, Inc.	1,418,780
70,000		ProLogis Inc.	2,685,200
		TOTAL	4,103,980
		Real Estate Management & Development—1.8%
30,000		Daito Trust Construction Co.	2,745,378
100,000		Daiwa House Industry Co. Ltd.	1,841,487
		TOTAL	4,586,865
		Semiconductors & Semiconductor Equipment—4.0%
40,000		Altera Corp.	1,422,400
180,000		Applied Materials, Inc.	2,935,800
80,000		Broadcom Corp.	2,205,600
50,000	[1]	NXP Semiconductors NV	1,632,500
2,000		Samsung Electronics Co.	2,278,746
		TOTAL	10,475,046
		Software—1.2%
60,000		Microsoft Corp.	1,909,800
40,000		Oracle Corp.	1,294,000
		TOTAL	3,203,800
		Specialty Retail—2.7%
20,000		Shimamura Co. Ltd.	2,295,986
20,000		Tiffany & Co.	1,590,200
60,000		TJX Cos., Inc.	3,122,400
		TOTAL	7,008,586
		Thrifts & Mortgage Finance—1.3%
70,000	[1]	Ocwen Financial Corp.	3,333,400
		Wireless Telecommunication Services—1.1%
50,000		Telephone and Data System, Inc.	1,325,500
3

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCK—continued
		Wireless Telecommunication Services—continued
500,000		Vodafone Group PLC	$1,502,244
		TOTAL	2,827,744
		TOTAL COMMON STOCK (IDENTIFIED COST $174,317,235)	192,893,753
		U.S. TREASURY—1.5%
$3,000,000	[2,3]	United States Treasury Bill, 0.020%, 9/5/2013	2,999,938
1,000,000	[2,3]	United States Treasury Bill, 0.030% 9/19/2013	999,955
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,999,856)	3,999,893
		INVESTMENT FUND—0.8%
25,604	[4]	GML Agricultural Commodity Trade Finance Fund LLC (IDENTIFIED COST $2,560,360 )	2,031,930
		EXCHANGE-TRADED FUNDS—1.8%
70,000		Ishares MSCI Indonesia	2,029,300
300,000	[1]	Sprott Physical Platinum and Palladium Trust	2,709,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $5,185,360)	4,738,300
		PURCHASED PUT OPTIONS—0.0%
		Index—0.0%
3,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $160.00, Expiration Date 8/17/2013 (IDENTIFIED COST $497,000 )	58,500
		INVESTMENT COMPANIES—18.9%[5]
324,728		Emerging Markets Fixed Income Core Fund	10,708,573
507,750		Federated Project and Trade Finance Core Fund	4,960,714
5,794,810		Federated Prudent Bear Fund, Institutional Shares	17,500,327
2,445,389		High Yield Bond Portfolio	16,212,933
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $52,547,296)	49,382,547
		TOTAL INVESTMENTS—96.9% (IDENTIFIED COST $239,107,107)[6]	253,104,923
		OTHER ASSETS AND LIABILITIES - NET—3.1%[7]	8,155,979
		TOTAL NET ASSETS—100%	$261,260,902
At July 31, 2013, the Fund had the following outstanding futures contracts
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ Depreciation
1S&P 500 Index Short Futures	130	$54,616,250	September 2013	$(2,300,548)
[1]United States Treasury Short Futures	300	$37,931,250	September 2013	$652,451
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,648,097)
The average notional value of futures contracts held by the Fund throughout the period was $104,911,565. This based on amounts held as of each month-end throughout the nine-month fiscal period.
The average notional value of purchased put options contracts held by the Fund throughout the period was $1,449,437. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
4

At July 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/10/2013	12,118,400 BRL	$5,378,784	$(114,949)
9/20/2013	3,500,000 GBP	$5,439,578	$(117,064)
9/30/2013	10,323,870 TRY	$5,300,000	$(28,648)
10/15/2013	347,125,000 INR	$5,694,308	$(100,487)
10/16/2013	70,543,750 SEK	$10,500,082	$303,700
10/23/2013	76,298,025 MXN	$6,042,443	$(116,839)
Contracts Sold:
9/10/2013	12,118,400 BRL	$5,600,000	$336,165
9/10/2013	5,767,121 CAD	$5,600,000	$(9,131)
9/10/2013	6,294,400,000 KRW	$5,600,000	$10,837
9/18/2013	2,080,500,000 JPY	$21,944,351	$689,769
10/16/2013	15,327,500 CHF	$16,096,088	$(477,282)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$376,071
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $944,686 and $681,573, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net”.
1	Non-income producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”)
5	Affiliated holding.
6	At July 31, 2013, the cost of investments for federal tax purposes was $239,107,107. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contract was $13,997,816. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,201,355 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,203,539.
7	Assets, other than investments in securities, less liabilities.
Note: the categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
5

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$141,239,279	$—	$—	$141,239,279
International	51,654,474	—	—	51,654,474
Debt Securities:
U.S. Treasuries	—	3,999,893	—	3,999,893
Investment Fund	—	—	2,031,930	2,031,930
Exchange-Traded Fund	4,738,300	—	—	4,738,300
Purchased Put Options	58,500	—	—	58,500
Investment Companies[1]	44,421,833	4,960,714	—	49,382,547
TOTAL SECURITIES	$242,112,386	$8,960,607	$2,031,930	$253,104,923
OTHER FINANCIAL INSTRUMENTS[2]	$(1,648,097)	$376,071	$—	$(1,272,026)
1	Emerging Markets Fixed Income Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Investment Fund
Balance as of November 1, 2012	$11,835,712
Realized gain (loss)	(24,254)
Change in unrealized appreciation/depreciation	(578,930)
Sales	(9,200,598)
Balance as of July 31, 2013	$2,031,930
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2013	$(539,401)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
ETF	—Exchange-Traded Fund
GBP	—British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
REITs	—Real Estate Investment Trusts
SEK	—Swedish Krona
SPDR	—Standard & Poor's Depositary Receipts
TRY	—Turkish Lira
7
Federated Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Shares		Value
	COMMON STOCKS—99.0%
	Consumer Discretionary—2.9%
2,264,545	McDonald's Corp.	$222,106,574
	Consumer Staples—23.7%
8,588,845	Altria Group, Inc.	301,124,906
716,100	General Mills, Inc.	37,237,200
890,200	Kellogg Co.	58,966,848
1,777,600	Kimberly-Clark Corp.	175,626,880
6,074,440	Kraft Foods Group, Inc.	343,691,815
4,216,500	Lorillard, Inc.	179,327,745
955,700	PepsiCo, Inc.	79,839,178
1,877,455	Philip Morris International, Inc.	167,431,437
936,030	Procter & Gamble Co.	75,163,209
6,186,227	Reynolds American, Inc.	305,785,200
838,050	The Coca-Cola Co.	33,589,044
817,567	Unilever PLC	33,194,996
	TOTAL	1,790,978,458
	Energy—15.6%
23,569,000	BP PLC	162,975,945
947,225	Chevron Corp.	119,246,155
5,395,280	ConocoPhillips	349,937,861
9,053,360	Royal Dutch Shell PLC, Class B	319,451,445
4,186,080	Total SA	223,314,923
	TOTAL	1,174,926,329
	Financials—0.9%
1,200,000	Digital Realty Trust, Inc.	66,348,000
	Health Care—20.6%
5,249,360	AbbVie, Inc.	238,740,893
6,278,240	AstraZeneca PLC	318,518,339
1,602,070	Bristol-Myers Squibb Co.	69,273,507
1,336,295	Eli Lilly & Co.	70,970,627
12,437,773	GlaxoSmithKline PLC	318,629,075
3,004,485	Johnson & Johnson	280,919,347
5,286,010	Merck & Co., Inc.	254,627,102
	TOTAL	1,551,678,890
	Telecommunication Services—14.2%
10,113,165	AT&T, Inc.	356,691,330
1,947,910	BCE, Inc.	80,696,690
6,559,250	Verizon Communications, Inc.	324,551,690
103,937,864	Vodafone Group PLC	312,278,135
	TOTAL	1,074,217,845
	Utilities—21.1%
2,088,015	American Electric Power Co., Inc.	96,779,495
1,732,295	Dominion Resources, Inc.	102,742,417
4,693,859	Duke Energy Corp.	333,263,989
23,646,244	National Grid PLC	282,918,654
8,036,905	PPL Corp.	255,332,472
9,866,070	SSE PLC	236,388,008
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
6,418,068		Southern Co.	$287,786,169
		TOTAL	1,595,211,204
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,228,180,130)	7,475,467,300
		MUTUAL FUND—0.2%
19,377,134	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	19,377,134
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $6,247,557,264)[3]	7,494,844,434
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	57,076,743
		TOTAL NET ASSETS—100%	$7,551,921,177
1	Affiliated holding.
2	7-day net yield.
3	At July 31, 2013, the cost of investments for federal tax purposes was $6,247,557,264. The net unrealized appreciation of investments for federal tax purposes was $1,247,287,170. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,256,980,558 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,693,388.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013

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